Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income	$ 2,612	$ 2,398
Items not requiring (providing) cash
Depreciation and amortization	981	946
Amortization of intangible assets	119	119
Provision for loan losses	1,241	1,128
Provision for losses on foreclosed real estate	240	83
Amortization of premiums and discounts on securities-net	(21)	(59)
Amortization of mortgage servicing rights	24	56
Deferred income taxes	(327)	(111)
Originations of loans held for sale	(2,304)	(1,696)
Proceeds from sale of loans held for sale	2,362	1,728
Net gains on sales of loans	(58)	(32)
Amortization of ESOP	165	195
Expense related to share-based compensation plans	198	213
Loss on sale of real estate and other repossessed assets	13	6
Changes in
Bank-owned life insurance	523	(362)
Accrued interest receivable	54	334
Other assets	943	599
Interest payable and other liabilities	405	54
Net cash provided by operating activities	7,170	5,599
Investing Activities
Purchases of available-for-sale securities	(18,000)	(51,958)
Proceeds from maturities of available-for-sale securities	25,127	98,921
Proceeds from maturities of held-to-maturity securities	1,834	1,705
Net change in loans	(14,846)	(13,818)
Purchases of premises and equipment	(1,318)	(1,527)
Proceeds from sales of foreclosed assets	185	622
Net cash (used in) provided by investing activities	(7,018)	33,945
Financing Activities
Net (decrease) increase in deposits	(39,776)	21,876
Net change in Federal Home Loan Bank advances and short term	(10,384)	202
Cash dividends paid	(1,556)	(2,253)
Purchase of treasury stock	(70)	(63)
Shares purchased for deferred compensation plan	0	121
Net cash (used in) provided by financing activities	(51,786)	19,883
(Decrease) increase in Cash and Cash Equivalents	(51,634)	59,427
Cash and Cash Equivalents, Beginning of Year	75,108	15,681
Cash and Cash Equivalents, End of Year	23,474	75,108
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	3,082	3,902
Federal income taxes paid	613	480
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	830	475
Unrealized losses on securities designated as available for sale, net of related tax effects	$ (765)	$ (145)